Cash, cash equivalents, short-term investments and non-current financial assets - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) Rate shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 158,156		€ 159,714
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	(2,308)	€ 978
Short-term investments, variation of fair value through the consolidated statement of income (loss)	€ 53	€ 53
SICAV
Disclosure of financial assets [Line Items]
Number of SICAV held | shares	7
SICAV and mutual funds | Minimum
Disclosure of financial assets [Line Items]
Risk profile rate | Rate	1
SICAV and mutual funds | Maximum
Disclosure of financial assets [Line Items]
Risk profile rate | Rate	7
Cash, cash equivalents, and financial assets denominated in US dollars
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 42,505		€ 47,164